Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2017		$ 22,114	$ 28,441,045	$ 1,828,601	$ 41,556,125	$ (732,109)	$ 71,115,776
Balance, shares at Dec. 31, 2017	[1]	4,422,837
Net (loss) income					(3,818,737)		(3,818,737)
Appropriations of statutory reserves				1,083,928	(1,083,928)
Foreign currency translation gain (loss)						(2,415,919)	(2,415,919)
Balance at Dec. 31, 2018		$ 22,114	28,441,045	2,912,529	36,653,460	(3,148,028)	64,881,120
Balance, shares at Dec. 31, 2018	[1]	4,422,837
Net (loss) income					(61,995,758)		(61,995,758)
Appropriations of statutory reserves				37,401	(37,401)
Foreign currency translation gain (loss)						(365,258)	(365,258)
Balance at Dec. 31, 2019		$ 22,114	28,441,045	2,949,930	(25,379,699)	(3,513,286)	2,520,104
Balance, shares at Dec. 31, 2019	[1]	4,422,837
Net (loss) income					(9,075,353)		(9,075,353)
Appropriations of statutory reserves				82,924	(82,924)
Proceeds from issuance of common stock		$ 6,353	4,493,647				4,500,000
Proceeds from issuance of common stock, shares	[1]	1,983,309
Reverse split adjustments		$ 3,564	(3,564)
Reverse split adjustments, shares
Foreign currency translation gain (loss)						2,686,394	2,686,394
Balance at Dec. 31, 2020		$ 32,031	$ 32,931,128	$ 3,032,854	$ (32,537,976)	$ (826,892)	$ 631,145
Balance, shares at Dec. 31, 2020		6,406,146

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.